Profits Interest Plan (Details Narrative) - USD ($)		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Noncash compensation expense	$ 12,738,088	$ 12,738,088
General and administrative expense		12,268,909	1,990,086
Research and development expense		$ 8,410,489	$ 5,093,277
Equity Incentive Plan (PIU) [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock option, granted			8,500,000
Stock option, issued			8,142,461
Conversion of stock, amount			$ 8,500,000
Conversion of stock into common shares			1,158,008
Noncash compensation expense			$ 12,700,000
General and administrative expense			8,200,000
Research and development expense			$ 4,500,000
Equity Incentive Plan (PIU) [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period		30 days
Equity Incentive Plan (PIU) [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period		107 days